Investments (Credit Quality Indicators) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Recording investment gross of allowance for credit losses	$ 10,133,857	$ 7,797,038
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	1,815,924	1,788,998
One Year Prior	1,740,168	1,139,236
Two Year Prior	1,136,237	770,354
Three Year Prior	722,169	1,258,169
Four Year Prior	1,261,247	255,562
Prior	1,775,796	1,736,220
Revolving Loans	12,429	6,479
Recording investment gross of allowance for credit losses	8,463,970	6,955,018
Commercial mortgage loans | ≥ 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	1,709,249	1,728,895
One Year Prior	1,718,881	962,290
Two Year Prior	944,699	755,350
Three Year Prior	704,034	1,256,699
Four Year Prior	1,261,247	255,562
Prior	1,656,396	1,616,904
Revolving Loans	10,839	0
Recording investment gross of allowance for credit losses	8,005,345	6,575,700
Commercial mortgage loans | 1.0X to 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	94,819	60,103
One Year Prior	12,972	176,946
Two Year Prior	191,538	15,004
Three Year Prior	0	0
Four Year Prior	0	0
Prior	47,395	59,871
Revolving Loans	1,590	6,479
Recording investment gross of allowance for credit losses	348,314	318,403
Commercial mortgage loans | Less than 1.0X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	11,856	0
One Year Prior	8,315	0
Two Year Prior	0	0
Three Year Prior	18,135	1,470
Four Year Prior	0	0
Prior	72,005	59,445
Revolving Loans	0	0
Recording investment gross of allowance for credit losses	110,311	60,915
Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	239,502	271,275
One Year Prior	271,982	108,965
Two Year Prior	94,059	220,325
Three Year Prior	204,184	131,581
Four Year Prior	131,225	25,145
Prior	61,392	38,478
Revolving Loans	65,670	34,272
Recording investment gross of allowance for credit losses	1,068,014	830,041
Agricultural Property Loans | ≥ 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	239,502	259,647
One Year Prior	260,566	95,087
Two Year Prior	85,966	211,030
Three Year Prior	158,503	129,865
Four Year Prior	124,612	23,488
Prior	47,718	38,478
Revolving Loans	52,842	18,834
Recording investment gross of allowance for credit losses	969,709	776,429
Agricultural Property Loans | 1.0X to 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	11,628
One Year Prior	10,473	13,878
Two Year Prior	2,358	9,295
Three Year Prior	4,755	0
Four Year Prior	0	0
Prior	10,298	0
Revolving Loans	0	15,438
Recording investment gross of allowance for credit losses	27,884	50,239
Agricultural Property Loans | Less than 1.0X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	943	0
Two Year Prior	5,735	0
Three Year Prior	40,926	1,716
Four Year Prior	6,613	1,657
Prior	3,376	0
Revolving Loans	12,828	0
Recording investment gross of allowance for credit losses	70,421	3,373
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	571,247
One Year Prior	18,549
Two Year Prior	141
Three Year Prior	0
Four Year Prior	0
Prior	0
Recording investment gross of allowance for credit losses	589,937
Residential mortgage loans | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	571,247
One Year Prior	18,549
Two Year Prior	141
Three Year Prior	0
Four Year Prior	0
Prior	0
Recording investment gross of allowance for credit losses	589,937
Residential mortgage loans | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0
One Year Prior	0
Two Year Prior	0
Three Year Prior	0
Four Year Prior	0
Prior	0
Recording investment gross of allowance for credit losses	0
0%-59.99% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	583,935	452,940
One Year Prior	386,956	232,276
Two Year Prior	339,226	306,684
Three Year Prior	432,721	482,596
Four Year Prior	516,692	134,403
Prior	1,248,164	1,138,394
Revolving Loans	12,429	6,479
Recording investment gross of allowance for credit losses	3,520,123	2,753,772
0%-59.99% | Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	226,434	241,715
One Year Prior	242,422	89,569
Two Year Prior	74,777	163,820
Three Year Prior	198,123	126,368
Four Year Prior	126,275	23,488
Prior	61,392	38,478
Revolving Loans	35,759	18,834
Recording investment gross of allowance for credit losses	965,182	702,272
60%-69.99% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	1,119,839	972,161
One Year Prior	1,128,626	541,849
Two Year Prior	453,007	273,258
Three Year Prior	144,375	360,457
Four Year Prior	318,216	110,515
Prior	192,472	303,107
Revolving Loans	0	0
Recording investment gross of allowance for credit losses	3,356,535	2,561,347
60%-69.99% | Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	13,068	29,560
One Year Prior	29,560	19,396
Two Year Prior	19,282	49,210
Three Year Prior	0	0
Four Year Prior	4,950	0
Prior	0	0
Revolving Loans	17,083	0
Recording investment gross of allowance for credit losses	83,943	98,166
70%-79.99% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	112,150	362,701
One Year Prior	223,390	365,111
Two Year Prior	344,004	134,208
Three Year Prior	68,791	330,355
Four Year Prior	266,035	6,774
Prior	118,452	77,399
Revolving Loans	0	0
Recording investment gross of allowance for credit losses	1,132,822	1,276,548
70%-79.99% | Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	5,213
Four Year Prior	0	0
Prior	0	0
Revolving Loans	0	0
Recording investment gross of allowance for credit losses	0	5,213
80% or greater | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	1,196
One Year Prior	1,196	0
Two Year Prior	0	56,204
Three Year Prior	76,282	84,761
Four Year Prior	160,304	3,870
Prior	216,708	217,320
Revolving Loans	0	0
Recording investment gross of allowance for credit losses	454,490	363,351
80% or greater | Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	7,295
Three Year Prior	6,061	0
Four Year Prior	0	1,657
Prior	0	0
Revolving Loans	12,828	15,438
Recording investment gross of allowance for credit losses	$ 18,889	$ 24,390